Capital Disclosures (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Capital Disclosures [Abstract]
Summary of Total Capital	Total capital as at March 31, 2020 and 2019 is calculated as follows:

As at	March 31,
	2020	2019
	$	$
Cash	(8,810)	(12,801)
Short-term deposits	—	(1,324)
Restricted cash	(2,212)	(2,165)
Current portion of long-term debt	1,143	1,000
Long-term debt	52,086	27,305
Share capital	195,335	186,861
Deficit	(78,780)	(39,113)
Accumulated other comprehensive income	6,123	1,469
Contributed surplus	4,691	2,239
	169,576	163,471